Condensed Interim Consolidated Statements of (Loss) Earnings - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales	$ 189,466	$ 212,400	$ 414,515	$ 411,652
Cost of sales
Cost of sales, excluding depletion	60,957	62,580	130,171	118,994
Depletion	61,404	62,494	129,785	119,759
Total cost of sales	122,361	125,074	259,956	238,753
Gross margin	67,105	87,326	154,559	172,899
General and administrative	12,249	11,972	28,784	21,729
Impairment charges	165,912		165,912
(Loss) earnings from operations	(111,056)	75,354	(40,137)	151,170
Gain on disposal of mineral stream interest		(245,715)		(245,715)
Other (income) expense	3,090	(1,216)	2,824	(145)
(Loss) earnings before finance costs and income taxes	(114,146)	322,285	(42,961)	397,030
Finance costs	13,306	7,367	27,252	14,474
(Loss) earnings before income taxes	(127,452)	314,918	(70,213)	382,556
Income tax recovery	2,758	3,224	2,868	3,709
Net (loss) earnings	$ (124,694)	$ 318,142	$ (67,345)	$ 386,265
Basic (loss) earnings per share	$ (0.28)	$ 0.72	$ (0.15)	$ 0.87
Diluted (loss) earnings per share	$ (0.28)	$ 0.72	$ (0.15)	$ 0.87
Weighted average number of shares outstanding
Basic	445,769	443,191	445,083	442,961
Diluted	446,470	443,770	445,815	443,453